STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company’s subsidiary stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2019	200,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	-	-
Options outstanding , end of the year	200,500	$0.01	6.5 years

Options exercisable, as of December 31, 2020	200,500	$0.01	6.5 years

Schedule of nonvested share activity
Non-vested options consist of the following
	Number of	Weighted average
	options	exercise price
Non-vested opions, as of December 31, 2019	43,875	$0.01
Granted	-	-
Vested	43,875	0.01
Forfeited	-	-
Non-vested options, as of December 31, 2020	-	$-